INCOME PER SHARE - Computation of Basic And Diluted Net Income Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to common stockholders - basic		$ 51,913	$ 63,746
Add: Effect of Convertible Bond		0	92
Net income attributable to common stockholders - diluted	[1]	$ 51,913	$ 63,838
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		60,498,431	60,504,151
Effect of dilutive securities
Convertible Bond		0	130,882
Restricted shares		195,202	13,647
Weighted average ordinary shares outstanding used in computing diluted income per share		60,693,633	60,648,680
Income per share - basic (in dollars per share)		$ 0.86	$ 1.05
Income per share - diluted (in dollars per share)		$ 0.86	$ 1.05

[1]	For the six months ended December 31, 2019 and 2020, interest accretion related to the Convertible Bond of $93 and nil respectively, is added back to derive net income attributable to the Company for computing diluted income per share.